Revenue	12 Months Ended
Mar. 31, 2022
Disclosure Of Revenue [Abstract]
Disclosure of revenue [text block]
22.	Revenue

	Year ended
	March 31, 202 2	March 31, 2021	March 31, 2020
Rendering of services
Service revenue	25,329,497	21,718,351	20,449,123
Installation service revenue	330,129	317,395	676,658
	25,659,626	22,035,746	21,125,781
Sale of products	1,366,049	2,283,796	1,826,286
	27,025,675	24,319,542	22,952,067

Note: Revenue disaggregation as per business segment and geography has been included in segment information (See Note 30).